Legal Actions (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Interchange Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	$ 6,600,000,000
Settlement agreement, terms	The class settlement also provides for the distribution to class merchants of 10 basis points of default interchange across all credit rate categories for a period of eight consecutive months.
In re Wells Fargo Mortgage-Backed Certificates Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	125,000,000
Mortgage-Backed Certificates Litigation [Member]
Legal Actions (Textual) [Abstract]
Legal actions, number	3
Gutierrez v. Wells Fargo Bank, N.A. [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	203,000,000
Legal Action, Dismissed [Member] | Mortgage Foreclosure Documentation Litigation [Member]
Legal Actions (Textual) [Abstract]
Legal actions, number	8
Liability for Contingent Litigation Losses [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Range of Possible Loss, Portion Not Accrued	$ 1,000,000,000